ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Schedule of assets under development

(in thousands of $)	2021	2020
As of January 1	658,247	434,248
Additions	178,377	283,927
Transfer from vessels and equipment, net (note 19)	—	77,172
Transfer from other non-current assets (1)	—	16,213
Interest costs capitalized	41,214	34,296
Disposal of LNG Croatia	—	(187,609)
As of December 31	877,838	658,247

(1) In January 2020, the net book value of LNG Croatia was classified to asset under development as well as the associated long lead items of $16.2 million, following her entry to the shipyard for FSRU conversion.

Schedule of contractual obligations by fiscal year maturity	As of December 31, 2021, the estimated timing of the outstanding payments in connection with the Gimi FLNG conversion are as follows:

(in thousands of $)
Period ending December 31,
2022	372,792
2023	285,358
2024	57,346
715,496

Schedule of gain on disposal of asset under development
The table below shows the gain on disposal of the LNG Croatia recognized in December 2020 under “Other non-operating income”:

(in thousands of $)	2020
Cash consideration received	193,291
Carrying value of converted vessel, LNG Croatia	(187,609)
Gain on disposal	5,682